SHARE-BASED COMPENSATION - Schedule of Restricted Stock Unit's activity (Details) - RSUs	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2020 | shares	3,910,601
Granted | shares	1,046,856
Vested | shares	(648,611)
Forfeited | shares	(128,864)
Expired | shares	(6,667)
Unvested as of December 31, 2021 | shares	4,173,315
Weighted average grant date fair value per share, Unvested as of December 31, 2020 | $ / shares	$ 8.87
Weighted average grant date fair value per share, Granted | $ / shares	3.94
Weighted average grant date fair value per share, Vested | $ / shares	9.88
Weighted average grant date fair value per share, Forfeited | $ / shares	8.1
Weighted average grant date fair value per share, Expired | $ / shares	9.04
Weighted average grant date fair value per share, Unvested as of December 31, 2021 | $ / shares	$ 7.5